Leases - Summary of Rights to Use Assets (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	€ 223
Closing balance	473		€ 223
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	872	€ 4,020	4,020
Additions	378		153
Disposals	(485)		(3,302)
Closing balance	765		872
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(649)	(1,805)	(1,805)
Disposals	482		1,819
Depreciation charge	(125)		(663)
Closing balance	(292)		(649)
Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge	(31)	(229)
Closing balance	342
Property [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance		3,025	3,025
Additions	373		146
Disposals			(3,171)
Closing balance	373
Property [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance		(1,281)	(1,281)
Disposals			1,721
Depreciation charge	(31)		(439)
Closing balance	(31)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	83
Depreciation charge	(35)	(56)
Closing balance	50		83
Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	331	454	454
Additions	5		7
Disposals	(138)		(131)
Closing balance	198		331
Vehicles [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(248)	(241)	(241)
Disposals	135		98
Depreciation charge	(35)		(105)
Closing balance	(148)		(248)
Plant and Equipments [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	140
Depreciation charge	(59)	(59)
Closing balance	81		140
Plant and Equipments [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	541	541	541
Disposals	(347)
Closing balance	194		541
Plant and Equipments [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(401)	€ (283)	(283)
Disposals	347
Depreciation charge	(59)		(118)
Closing balance	€ (113)		€ (401)